Capital and Reserves - Additional Information (Details) £ / shares in Units, € in Millions, £ in Millions												1 Months Ended				12 Months Ended
	Feb. 28, 2022 GBP (£)	Feb. 10, 2022 GBP (£)	Nov. 30, 2021 GBP (£)	Sep. 27, 2021 GBP (£) BOND	Sep. 27, 2021 EUR (€) BOND	Aug. 31, 2021 GBP (£)	May 31, 2021 GBP (£)	Feb. 28, 2021 GBP (£)	Nov. 30, 2020 GBP (£)	Aug. 31, 2020 GBP (£)	May 31, 2020 GBP (£)	Feb. 28, 2023 £ / shares	Nov. 30, 2022 £ / shares	Aug. 31, 2022 £ / shares	May 31, 2022 £ / shares	Dec. 31, 2021 GBP (£) INSTALMENT £ / shares shares	Dec. 31, 2020 GBP (£) £ / shares shares	Dec. 31, 2019 GBP (£) £ / shares shares	Dec. 31, 2018 GBP (£)	Jul. 25, 2017 GBP (£)	Dec. 31, 2004 GBP (£)	Dec. 31, 1999 GBP (£)
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Increase decrease from share based payment transactions																£ 76	£ 88	£ 115
Equity																67,401	62,955	64,160	£ 65,688
Cost of treasury shares repurchased and not cancelled																4,823	4,836	4,845
Cost of own shares held in employee share ownership trusts																£ 299	£ 314	£ 416
Treasury shares held in trust | shares																6,269,959	6,053,158	8,275,677
Treasury shares repurchased | shares																161,930,217	162,347,246	162,645,590
Number of perpetual hybrid bonds issued | BOND				2	2
Perpetual hybrid bonds | €					€ 1,000
Total issuance cost				£ 22	€ 26
– reclassified and reported in profit for the year																£ 291	£ 0	£ 0
Perpetual hybrid bonds																£ 1,685	£ 0
Interim quarterly Dividend declared per share | £ / shares																£ 2.178	£ 2.156	£ 2.104
Dividend payable			£ 1,232			£ 1,228	£ 1,241	£ 1,203	£ 1,206	£ 1,195	£ 1,185					£ 5,003
Dividend recognised as appropriation from reserves																£ 4,904	£ 4,747	£ 3,476
Dividends payable number of installments | INSTALMENT																4
At fair value [member]
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Perpetual hybrid bonds																£ 1,651
September Two Thousand And Twenty One Equity Classified Bonds One And Two Member [Member] | Three Percent Perpetual Hybrid Bond Member [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Payment of coupons																£ 6
September Two Thousand And Twenty One Equity Classified Bonds One And Two Member [Member] | Bottom of range [member] | Three Point Seven Five Percent Perpetual Hybrid Bond [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Month from which redemption option may be excercised by the company				2029-06	2029-06
September Two Thousand And Twenty One Equity Classified Bonds One And Two Member [Member] | Bottom of range [member] | Three Percent Perpetual Hybrid Bond Member [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Month from which redemption option may be excercised by the company				2026-09	2026-09
September Two Thousand And Twenty One Equity Classified Bonds One And Two Member [Member] | Top of range [member] | Three Point Seven Five Percent Perpetual Hybrid Bond [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Month from which redemption option may be excercised by the company				2029-09	2029-09
September Two Thousand And Twenty One Equity Classified Bonds One And Two Member [Member] | Top of range [member] | Three Percent Perpetual Hybrid Bond Member [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Month from which redemption option may be excercised by the company				2026-12	2026-12
Five Year Tranches
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Percentage of coupon associated with perpetual bonds				3.00%	3.00%											3.00%
Eight Year Tranches
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Percentage of coupon associated with perpetual bonds				3.75%	3.75%
Share Repurchase Programme 2022
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Proposed treasury shares repurchase amount		£ 2,000
Ordinary share
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Dividend payable	£ 1,236
Dividend payable per ordinary share | £ / shares												£ 0.5445	£ 0.5445	£ 0.5445	£ 0.5445
B A T Industries Plc
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
BAT Plc acquisition of BAT Industries 1998																			483
Rothmans
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Accumulated balance preference shares converted 2004 relating to Rothmans transactions																					£ 90
Tisak d.d.
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
– reclassified and reported in profit for the year																£ 2
Reynolds American Inc.
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Ownership interest acquired																				57.80%
Share Premium Account
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Equity																107	103	94
Share Premium Account | Ordinary Shares Issued Under Share Option Schemes
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Increase decrease from share based payment transactions																0	2	3
Share Premium Account | Shares Repurchased and Not Cancelled
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Increase decrease from share based payment transactions																4	7	0
Merger Reserves
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Equity																26,414	26,414	26,414
Merger Reserves | Reynolds American Inc.
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Equity																				£ 22,666
Merger Reserves | Rothmans International B.V. Group
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Equity																						£ 3,748
Difference on Exchange Relating to Iran
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
– reclassified and reported in profit for the year																272
Difference on Exchange Relating to Other Entities
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
– reclassified and reported in profit for the year																19
Hedging reserve
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Gain (loss) reported in revenue																(29)	16	12
Gain reported in raw materials and consumables																6	19	3
Gain (loss) reported in operating expenses																(4)	(2)	11
Gain (loss) reported in net finance costs																59	57	27
Hedging Reserve
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Equity																(363)	(504)	(346)	£ (177)
Foreign exchange basis spread gain in respect of cost of hedging																4	9	£ 14
Perpetual Hybrid Bonds
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Equity																£ 1,685	£ 0
Perpetual hybrid bonds				£ 1,703